Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	Feb. 25, 2023	Jan. 25, 2023	Jan. 24, 2023
Common units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)		$ 0.01
Aggregate amount of the declared distribution		$ 528
Series A preference units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)	$ 0.5390625
Series B preference units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)	0.5125
Series C preference units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)	$ 0.53125
Proposal from GasLog to acquire limited partner interests of the Partnership not already beneficially owned by GasLog
Subsequent Events
Aggregate purchase price per common unit in cash			$ 7.70
Special distribution per common unit in cash, included in aggregate purchase price			$ 2.33